Label	Element	Value
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return consisting of a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.02% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.02%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve total return, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities that provide exposure to debt issuers based in or economically tied to emerging or frontier markets. Emerging and frontier markets are defined as those identified by the World Bank Group as being “developing or emerging economies” or are included in the JP Morgan EMBI Global Diversified Index and/or the JP Morgan GBI‑EM Global Diversified Index. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of emerging and frontier markets issuers. The securities in which the Fund may invest include the following:
∎	obligations of sovereign nations or their agencies, instrumentalities, or sponsored enterprises;
∎	obligations of corporations and banks;
∎	senior subordinated bonds and debentures;
∎	zero coupon, pay‑in‑kind and capital appreciation bonds;
∎	convertible securities and preferred stock;
∎	warrants, rights and other equity securities that are acquired in connection with the Fund’s investments in debt or convertible securities;
∎	entities organized to restructure the outstanding debt of emerging and frontier market issuers; and
∎	structured securities.
Although the Fund invests primarily in the debt obligations of emerging and frontier markets issuers, it may make investments in the securities of developed market issuers or currency derivative instruments. Currency derivative instruments may include forward foreign currency exchange contracts, and futures contracts or options contracts on currency. The Fund may invest in structured securities, such as credit linked notes, or derivatives, including financial futures contracts and swap contracts, for hedging purposes or to gain exposure to certain countries or currencies. The Fund may invest up to 15% of its net assets in “illiquid investments,” i.e. those that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933.
The Fund may invest in higher risk, below investment-grade debt securities, commonly referred to as “junk bonds.” Lower quality or below investment-grade securities are rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization (“NRSRO”), or unrated securities determined to be of comparable quality by one or more of the Fund’s sub‑advisers. Credit ratings are determined at the time of purchase. There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities in default.
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s investment approach, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.
The sub‑advisers may engage in active trading, and will not consider portfolio trading a limiting factor in making decisions for the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compares to those of broad-based securities market indices and to a custom blended benchmark that reflects the investment instruments in which the Fund invests.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800‑595‑9111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compares to those of broad-based securities market indices and to a custom blended benchmark that reflects the investment instruments in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑595‑9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
* Year to date total return for the six months ended June 30, 2023 was 4.86%. For the periods shown in the bar chart above, the highest quarterly return was 12.71% in the second quarter of 2020, and the lowest quarterly return was (18.38)% in the first quarter of 2020.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, it is possible to lose money on an investment in the Fund.
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | MARKET RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | EMERGING MARKETS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
EMERGING MARKETS RISK is the risk that emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investments than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volumes and greater price volatility than companies in more developed markets. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | FOREIGN SECURITIES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
FOREIGN SECURITIES RISK is the risk that investing in foreign (non‑U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limits on limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | FRONTIER MARKETS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
FRONTIER MARKETS RISK is the risk that frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | SOVEREIGN DEBT RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
SOVEREIGN DEBT RISK is the risk that the Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | HIGH YIELD RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
HIGH-YIELD RISK is the risk that the Fund’s below-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and NAV. High yield securities are considered highly speculative and are subject to increased risk of an issuer’s inability to make principal and interest payments.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | ZERO COUPON OR PAY IN KIND SECURITIES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ZERO COUPON OR PAY‑IN‑KIND SECURITIES RISK The value, interest rates, and liquidity of non‑cash paying instruments, such as zero coupon and pay‑in‑kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay‑in‑kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | CONVERTIBLE SECURITIES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
CONVERTIBLE SECURITIES RISK The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. Certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | PREFERRED SECURITIES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
PREFERRED SECURITIES RISK Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non‑payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | CREDIT OR DEFAULT RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | DERIVATIVES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS RISK is the risk that, if forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | FUTURES CONTRACTS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | OPTIONS CONTRACTS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
OPTIONS CONTRACTS RISK Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the investment adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the investment adviser, thus limiting the ability to implement the Fund’s strategies.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | SWAP CONTRACTS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
SWAP CONTRACTS RISK Swap contracts involve the risk that the counterparty with whom the Fund has entered into the agreement will default on its obligation to pay the Fund. While certain swaps are subject to mandatory central clearing, which is intended to reduce counterparty risk, these swaps are subject to the risk that a central clearinghouse will go into bankruptcy or become non‑operational, and sometimes involve increased transaction costs.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | MULTI MANAGER RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
MULTI-MANAGER RISK is the risk that the sub‑advisers’ investment styles will not always be complementary or that the investment adviser’s allocation of assets amongst sub‑advisers will not achieve the intended result, which could negatively impact the performance of the Fund. Sub‑advisers make investment decisions independently of one another, and may make decisions that conflict with each other.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | MANAGEMENT RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser or sub‑advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser or the sub‑advisers may cause unintended results.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | DEBT EXTENSION RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | INTEREST RATE RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a low or negative yield and a decline in the Fund’s NAV.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | PREPAYMENT OR CALL RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | RESTRICTED SECURITIES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
RESTRICTED SECURITIES RISK Limitations on the resale of restricted securities may have an adverse effect on their marketability and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | LIQUIDITY RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | PORTFOLIO TURNOVER RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover, including investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of acquisition, may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | VALUATION RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | STRUCTURED SECURITIES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
STRUCTURED SECURITIES RISK is the risk that structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Fund’s NAV. In some cases, it is possible that the Fund may suffer a total loss on its investment in a structured security. In addition, the performance and payment of principal and interest of a structured security is tied to that of a reference obligation. Accordingly, risks of structured securities also include those risks associated with the underlying reference obligation including, but not limited to, market risk, interest rate risk, credit risk, default risk and foreign currency risk.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.04%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[2]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	568
10 Years	rr_ExpenseExampleYear10	$ 1,279
2014	rr_AnnualReturn2014	(2.34%)
2015	rr_AnnualReturn2015	(8.72%)
2016	rr_AnnualReturn2016	7.93%
2017	rr_AnnualReturn2017	12.29%
2018	rr_AnnualReturn2018	(6.29%)
2019	rr_AnnualReturn2019	11.27%
2020	rr_AnnualReturn2020	2.66%
2021	rr_AnnualReturn2021	(8.36%)
2022	rr_AnnualReturn2022	(15.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.38%)
1-Year	rr_AverageAnnualReturnYear01	(15.38%)
5-Year	rr_AverageAnnualReturnYear05	(3.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2013
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | Returns after taxes on distributions | MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(15.79%)
5-Year	rr_AverageAnnualReturnYear05	(4.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | Returns after taxes on distributions and sale of Fund shares | MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(9.10%)
5-Year	rr_AverageAnnualReturnYear05	(3.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(17.78%)
5-Year	rr_AverageAnnualReturnYear05	(1.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | JP Morgan GBI — EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(11.69%)
5-Year	rr_AverageAnnualReturnYear05	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.19%)
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND | 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(14.75%)
5-Year	rr_AverageAnnualReturnYear05	(1.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%

[1]
The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]
Northern Trust Investments, Inc. (“NTI) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.88%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2024 without the approval of the Fund’s Board of Trustees.